CASH AND CASH EQUIVALENTS - Summary of cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Cash and cash equivalents
Cash and cash equivalents	¥ 491,715	$ 69,257	¥ 737,139		¥ 586,955
RMB
Cash and cash equivalents
Cash and cash equivalents	345,575	345,575	440,557	$ 440,557
US$
Cash and cash equivalents
Cash and cash equivalents	¥ 146,140	$ 20,633	¥ 296,582	$ 42,584